LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
Lease Right-of-use Asset And Lease Liabilities
SCHEDULE OF LEASE COST	The following table summarizes the components of lease expense:
	2022	2021

Operating lease cost	3,862,342	1,021,267
Short-term lease cost	84,089	35,727
	3,946,431	1,056,994

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

The following table summarizes supplemental information related to leases:

	2022	2021

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$3,946,431	$1,650,847
Right-of-use assets obtained in exchange for new operating leases liabilities	470,763	9,380,402
Weighted average remaining lease term - Operating leases (years)	1.8	2.8
Weighted average discount rate - Operating leases	4.75%	4.35%

SCHEDULE OF OPERATING LEASE LIABILITY

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2023	$3,942,718
2024	2,977,548
2025	60,291
Total lease payments	6,980,557
Less: Interest	(450,540)
Total	$6,530,017